Putnam
Managed
Municipal
Income Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-00

[SCALE LOGO OMITTED]


FROM THE CHAIRMAN

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT] Karsh, Ottawa


Dear Shareholder:

The health of the U.S. economy remains quite strong, providing states and municipalities throughout the nation with higher tax revenues and improving creditworthiness. For municipal bond holders, however, such prosperity represents a quandary. Strong economic growth raises the risk of higher inflation and higher interest rates to combat that threat, eroding the value of tax-free investments. What is a municipal bond investor to do?

Your fund's management believes the right thing to do is sit tight. Even if more interest-rate increases are in the cards over the near term, the Federal Reserve Board's aggressive tightening is reassuring investors that inflation will not spiral out of control. Meanwhile, Fund Manager Richard P. Wyke is making the most of his buying opportunities in the bond market selloff, positioning Putnam Managed Municipal Income Trust for brighter days.

Total return for 6 months ended 4/30/00

           NAV     Market price
-------------------------------
          0.72%       1.09%
-------------------------------

Past performance is not indicative of future results. Performance information for longer periods begins on page 7.

* VIGILANT FED AT HELM

The Fed's aggressive interest-rate policy and growing inflation concerns have had a negative effect on bond prices, as evidenced by the performance of your fund for the first half of its fiscal year. Bonds did experience a temporary reprieve in mid February, when the U.S. Treasury announced a buy-back program of outstanding debt. This event, combined with rising expectations that the economy would begin to slow down in the second half of the year, sparked a powerful rally in fixed-income markets. Yields on tax-free securities at the long end of the municipal bond yield curve fell approximately 45 basis points.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Health care        28.2%

Transportation     24.0%

Utilities          15.5%

Housing             5.5%

Education           2.4%

Footnote reads:
*Based on net assets as of 4/30/00. Holdings will vary over time.


New statistics in March and April however, indicated that the economy was not cooling down. Consumer spending, the growth engine for the past two years, remains robust, and inflationary pressures exist. With investors' upbeat mood effectively squelched, municipal bond prices retreated for the balance of the reporting period. Interest rates at both ends of the yield curve began to climb again in expectation of more aggressive Fed tightening.

Despite the increase in short-term rates, leveraging strategies remain a powerful tool for enhancing the fund's dividend. This technique involves issuing preferred shares that pay dividends at prevailing short-term rates and then selling these shares to corporate and institutional investors. The resulting proceeds are then invested in longer-term bonds with higher yields. The difference between the dividend paid to the holders of the preferred shares and the income earned by the fund from its longer-term investments augments the flow of income to holders of common shares.

* SEEKING OPPORTUNITY IN VOLATILITY

Your fund's manager understands that volatile markets are not easy for investors but that they do provide myriad opportunities to increase yield, find exceptional credits, and improve call protection, strategies that can be quite rewarding for municipal bond investors over time. Much of Rick's efforts were focused on extending the fund's duration, which climbed from 7.65 years to 10.03 years over the six months. Duration measures the portfolio's maturity structure and reflects the price sensitivity of holdings to changes in interest rates. A longer duration can mean a more volatile net asset value if rates increase but also one more likely to appreciate substantially when rates decline.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

AAA/Aaa -- 33.1%

AA/Aa -- 2.2%

A -- 12.4%

BBB/Baa -- 28.7%

BB/Ba -- 11.5%

B and under -- 12.1%

Footnote reads:
*As a percentage of market value as of 4/30/00. A bond rated Baa/BBB or higher is considered investment grade. Percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


With the increase in interest rates has come a dramatic widening of credit spreads between lower-yielding higher-quality municipal bonds and higher-yielding lower-quality municipal bonds. This spread was most pronounced in January and March, and Rick took advantage of the more affordable prices in the lower end of the credit spectrum to buy several new holdings in the hospital sector. Since the advent of the Balanced Budget Act and its mandate for lower Medicare reimbursements, the health-care industry has undergone massive restructurings and cost-cutting programs. Mountain States Healthcare System for Johnson City Medical Center is an example of a hospital that is increasing market share to create a regional presence in Tennessee.

Rick has also added several bonds that are financing the construction of toll roads. The E470 Public Highway Authority senior subordinate bonds funded a 14-mile extension between the Denver International Airport and Interstate 25 to the north. The bonds, which carry a 7.75% yield and Moody's and Standard & Poor's ratings of Baa3 and BBB-, respectively, are almost entirely insured by MBIA. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


"Now is a particularly good time to look at [municipals], since muni debt is paying as much as 30-year Treasuries -- and it's tax-exempt."

-- Smart Money.com, April 20, 2000


Another strategy Rick used during the period involved selling prerefunded bonds, which have short maturities, and replacing them with bonds offering a similar yield but much longer maturities. In a prerefunding, the municipality issues new bonds to pay off the original bond issue at the first call date or maturity. Proceeds from the new issue in an amount sufficient to pay off the entire original bond issue are invested in an escrow fund made up of short-term U.S. securities.

* PATIENCE WILL BEAR FRUIT

When interest rates are rising, a natural reaction among investors can be to choose guaranteed certificates of deposit over fund investments because the income from CDs seems increasingly more appealing. However, in such an environment, investors may find they end up with only one to two years of attractive income and then are out of the bond market during the period of its strongest returns. Although the principal value on CDs is generally insured and their rate of return is fixed, a fund investment's value and return will fluctuate. CDs may be subject to penalties for early withdrawals and the income they provide is fully taxable.

Since the Fed's monetary policy acts with a lag, your fund's manager continues to believe that inflation pressures remain tame and the Fed rate increases will eventually take hold and slow the economy. The markets are likely to be unstable near term, but once economic reports show that economic growth is slowing, bond markets, including the municipal bond market, should respond positively, Rick believes.

* UPCOMING TRANSITION

This is my last letter to you and other Putnam Managed Municipal Income Trust shareholders. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. As of July 1, 2000, John Hill will become Chairman. John is currently an independent Trustee and has served on the Board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands. I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 21, 2000

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/00, there is no guarantee the fund will continue to hold these securities in the future.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Managed Municipal Income Trust is designed for investors seeking high current income free from federal income tax through a diversified portfolio of tax-exempt securities.

TOTAL RETURN FOR PERIODS ENDED 4/30/00

                                           Lehman Bros.
                              Market        Municipal        Consumer
                     NAV      price         Bond Index     price index
----------------------------------------------------------------------
6 months            0.72%     1.09%            2.63%           1.84%
----------------------------------------------------------------------
1 year             -4.60     -5.34            -0.92            3.01
----------------------------------------------------------------------
5 years            25.06     34.27            33.34           12.71
Annual average      4.57      6.07             5.92            2.42
----------------------------------------------------------------------
10 years          105.57    126.41            99.87           32.82
Annual average      7.47      8.52             7.17            2.88
----------------------------------------------------------------------
Life of fund
(since 2/24/89)   117.10    126.71           118.84           40.79
Annual average      7.18      7.60             7.26            3.11
----------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                                Market
                        NAV     price
-------------------------------------
6 months              -0.72%    -2.76%
-------------------------------------
1 year                -3.54     -9.28
-------------------------------------
5 years               25.99     34.91
Annual average         4.73      6.17
-------------------------------------
10 years             104.60    120.40
Annual average         7.42      8.22
-------------------------------------
Life of fund
(since 2/24/89)      118.64    122.16
Annual average         7.30      7.46
-------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/00

---------------------------------------------------------------------------
Distributions (common shares)
---------------------------------------------------------------------------
Number                                                6
---------------------------------------------------------------------------
Income                                             $0.382
---------------------------------------------------------------------------
Capital gains1                                        --
---------------------------------------------------------------------------
  Total                                            $0.382
---------------------------------------------------------------------------
Preferred shares                  Series A        Series B        Series C
                                (550 shares)    (550 shares)    (650 shares)
---------------------------------------------------------------------------
Income                            $2,010.96       $2,040.27       $1,986.26
---------------------------------------------------------------------------
Capital gains1                        --              --              --
---------------------------------------------------------------------------
  Total                           $2,010.96       $2,040.27       $1,986.26
---------------------------------------------------------------------------
Share value (common shares)          NAV        Market price
---------------------------------------------------------------------------
10/31/99                           $8.77          $9.813
---------------------------------------------------------------------------
4/30/00                             8.46           9.500
---------------------------------------------------------------------------
Current return (common shares)
---------------------------------------------------------------------------
Current dividend rate2              9.01%           8.02%
---------------------------------------------------------------------------
Taxable equivalent3                14.92           13.28
---------------------------------------------------------------------------

1Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

3Assumes maximum 39.6% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities and the net assets allocated to remarketed preferred shares, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
April 30, 2000 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC               -- AMBAC Indemnity Corporation
COP                 -- Certificate of Participation
FGIC                -- Financial Guaranty Insurance Company
FSA                 -- Financial Security Assurance
GNMA Coll.          -- Government National Mortgage Association Collateralized
G.O. Bonds          -- General Obligation Bonds
IFB                 -- Inverse Floating Rate Bonds
IF COP              -- Inverse Floating Rate Certificate of Participation
LOC                 -- Letter of Credit
MBIA                -- Municipal Bond Investors Assurance Corporation
U.S. Govt. Coll.    -- U.S. Government Collateralized


MUNICIPAL BONDS AND NOTES (97.1%) (a)
PRINCIPAL AMOUNT                                                                          RATING (RAT)        VALUE
Alabama (1.0%)
-------------------------------------------------------------------------------------------------------------------
         $4,000,000 Baldwin Cnty., Eastern Shore Hlth. Care Auth.
                    Hosp. Rev. Bonds (Thomas Hospital), 6 3/4s,
                    4/1/21                                                                Baa3     $      3,755,000
          2,400,000 Jefferson Cnty., Swr. Rev. Bonds, Ser. A, FGIC,
                    5s, 2/1/33                                                            Aaa             2,043,000
                                                                                                   ----------------
                                                                                                          5,798,000

Alaska (0.4%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 Valdez, Marine Term. Rev. Bonds (Sohio Pipeline),
                    7 1/8s, 12/1/25                                                       Aa1             2,107,500

Arizona (2.8%)
-------------------------------------------------------------------------------------------------------------------
          5,000,000 Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
                    Bonds (Tuscon Elec. Pwr. Co.), Ser. B, 5 7/8s,
                    3/1/33                                                                Ba3             4,275,000
          4,000,000 Coconino Cnty., Poll. Control Corp. Rev. Bonds
                    (Tuscon/Navajo Elec. Pwr.), Ser. A,
                    7 1/8s, 10/1/32                                                       Ba3             4,090,000
          5,000,000 Phoenix, Indl. Dev. Auth. Arpt. Fac. Rev. Bonds
                    (America West Airlines), 6 1/4s, 6/1/19                               B1              4,606,250
          2,750,000 Tucson, Arpt. Auth. Special Fac. Rev. Bonds
                    (Lockheed Aermod Ctr. Inc.), 8.7s, 9/1/19                             Baa3            2,829,530
                                                                                                   ----------------
                                                                                                         15,800,780

Arkansas (1.9%)
-------------------------------------------------------------------------------------------------------------------
          4,600,000 AR State Hosp. Dev. Fin. Auth. Rev. Bonds
                    (WA Regl. Med. Ctr.), 7 3/8s, 2/1/29                                  Baa3            4,531,000
          6,000,000 Northwest Regl. Apt. Auth. Rev. Bonds,
                    7 5/8s, 2/1/27                                                        BB/P            6,255,000
                                                                                                   ----------------
                                                                                                         10,786,000

California (9.9%)
-------------------------------------------------------------------------------------------------------------------
          7,000,000 CA Hlth. Fac. Fin. Auth. IFB (Catholic Healthcare
                    West), AMBAC, 6.786s, 7/1/17                                          Aaa             6,378,750
          3,400,000 CA Hlth. Facs. Fin. Auth. Rev. Bonds (Sutter Health),
                    Ser. A, 5 3/8s, 8/15/30                                               AAA             3,089,750
          3,000,000 CA Statewide Cmnty. Dev. Auth. COP
                    (The Internext Group), 5 3/8s, 4/1/30                                 BBB             2,415,000
                    Corona, COP (Vista Hosp. Syst.)
          2,775,000 Ser. B, 9 1/2s, 7/1/20 (acquired 10/23/92,
                    cost $2,775,000) (RES)                                                B-/P            2,608,500
          5,000,000 Ser. C, 8 3/8s, 7/1/11 (acquired 3/5/96,
                    cost $5,000,000) (RES)                                                B-/P            4,675,000
          3,500,000 San Bernardino Cnty., IF COP
                    (PA-100-Med. Ctr. Fin.), MBIA, 6 1/2s, 8/1/28
                    (acquired 6/27/95, cost $22,664,040) (RES)                            AAA/P           4,143,125
          3,000,000 San Luis Obispo, COP (Vista Hosp. Syst. Inc.),
                    8 3/8s, 7/1/29 (acquired 7/28/97,
                    cost $3,000,000) (RES)                                                B-/P            2,775,000
          8,750,000 Santa Clara Cnty. Fin. Auth. Lease Rev. Bonds
                    (Vmc. Fac. Replacement), Ser. A, AMBAC,
                    6 3/4s, 11/15/20                                                      Aaa             9,592,188
         14,190,000 U. of CA Rev. Bonds (UCSD Med. Ctr.
                    Satellite Med. Fac.), 7.9s, 12/1/19                                   A-/P           14,315,723
          7,500,000 Valley Hlth. Syst. Hosp. Rev. Bonds, 6 1/2s,
                    5/15/25                                                               BBB-            6,740,625
                                                                                                   ----------------
                                                                                                         56,733,661

Colorado (3.9%)
-------------------------------------------------------------------------------------------------------------------
          5,000,000 CO Edl. Fac. Auth. Rev. Bonds
                    (Ocean Journey, Inc.), 8.3s, 12/1/17                                  B+/P            5,531,250
         14,000,000 CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.),
                    Ser. B, zero %, 9/1/35                                                Baa3              945,000
                    Denver, City & Cnty. Arpt. Rev. Bonds
          2,940,000 Ser. A, 8 3/4s, 11/15/23                                              Baa1            3,131,100
          6,980,000 Ser. A, MBIA, 8 1/2s, 11/15/23                                        Aaa             7,248,032
          1,775,000 Ser. A, 7 3/4s, 11/15/21                                              Baa1            1,868,188
          1,050,000 Ser. D, 7 3/4s, 11/15/13                                              Baa1            1,204,875
                    Denver, City & Cnty. Arpt. Rev. Bonds,
                    Prerefunded, Ser. A
          1,060,000 8 3/4s, 11/15/23                                                      Aaa             1,140,825
            665,000 MBIA, 8 1/2s, 11/15/23                                                Aaa               692,012
            465,000 7 3/4s, 11/15/21                                                      Aaa               494,063
                                                                                                   ----------------
                                                                                                         22,255,345

Connecticut (0.8%)
-------------------------------------------------------------------------------------------------------------------
          4,000,000 CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
                    (Norwalk Health Care Inc.), Ser. A, 8.7s, 7/1/22                      AAA/P           4,425,000

Florida (3.7%)
-------------------------------------------------------------------------------------------------------------------
          3,210,000 Escambia Cnty., Poll. Control Rev. Bonds
                    (Champion Intl. Corp.), 6.9s, 8/1/22                                  Baa1            3,250,125
          5,000,000 Hernando Cnty., Indl. Dev. Rev. Bonds
                    (FL Crushed Stone Co.), 8 1/2s, 12/1/14                               B+/P            5,412,500
          9,150,000 Lee Cnty., Board of Directors Hosp. IFB
                    (Lee Memorial Hosp.), MBIA, 8.867s, 3/26/20                           Aaa             9,516,000
            810,000 Pinellas Cnty. Hlth. Fac. Auth. Sun. Coast Hlth. Syst.
                    Rev. Bonds (Sun. Coast Hosp.), Ser. A,
                    8 1/2s, 3/1/20                                                        BB+               828,225
          2,000,000 St. Johns Cnty., FL Hlth. Care Indl. Dev. Auth. Rev.
                    Bonds (Glenmoor St. Johns Project), Ser. A,
                    8s, 1/1/30                                                            B+/P            1,972,500
                                                                                                   ----------------
                                                                                                         20,979,350

Georgia (2.5%)
-------------------------------------------------------------------------------------------------------------------
          1,505,000 Atlanta, Special Purpose Fac. Rev. Bonds
                    (Delta Air Lines, Inc.), Ser. B, 7.9s, 12/1/18                        Ba2             1,535,100
          1,750,000 Fulton Cnty., Dev. Auth Fac. Rev. Bonds
                    (Delta Airlines, Inc.), 5 1/2s, 5/1/33                                Baa3            1,437,188
                    GA Med. Ctr. Hosp. Auth. IFB, MBIA
            700,000 6.367s, 8/1/10                                                        AAA               757,750
          1,800,000 6.367s, 8/1/10, Prerefunded                                           AAA             1,982,250
          3,250,000 Gwinnett Cnty., Indl. Dev. Auth. Rev. Bonds
                    (Kawneer Co. Inc.), Ser. 84, 9 1/2s, 6/1/15                           A1              3,359,298
                    Savannah, Hosp. Auth. Rev. Bonds (Chandler Hosp.)
          1,900,000 7s, 1/1/23                                                            Ba1             2,025,875
          3,180,000 7s, 1/1/11                                                            Ba1             3,390,675
                                                                                                   ----------------
                                                                                                         14,488,136

Illinois (4.7%)
-------------------------------------------------------------------------------------------------------------------
          5,000,000 Chicago, Midway Arpt. Rev. Bonds, Ser. A, MBIA,
                    5 1/8s, 1/1/35                                                        Aaa             4,168,750
                    Chicago, O'Hare Intl. Arpt. Special Fac. Rev. Bonds
          4,933,000 (United Air Lines, Inc.), Ser. B, 8.95s, 5/1/18                       Baa2            5,146,796
          2,940,000 (United Air Lines, Inc.), Ser. 84A, 8.85s, 5/1/18                     Baa2            3,066,008
          1,685,000 (United Air Lines, Inc.), Ser. 84B, 8.85s, 5/1/18                     Baa2            1,757,219
          3,000,000 (American Airlines, Inc.), 8.2s, 12/1/24                              Baa1            3,262,500
          5,000,000 (American Airlines, Inc.), Ser. A, 7 7/8s, 11/1/25                    Baa1            5,134,900
          2,500,000 IL Dev. Fin. Auth. Retirement Hsg. Rev. Bonds
                    (Regency Park-Lincolnwood), Ser. A, 10 1/4s,
                    4/15/19 (acquired 5/10/90, cost $2,396,628)
                    (In default) (NON) (RES)                                              D/P             1,925,000
          3,250,000 IL, Dev. Fin. Auth. Hosp. Rev. Bonds
                    (Adventist Hlth. Syst./Sunbelt Obligation),
                    5.65s, 11/15/24                                                       Baa1            2,669,063
                                                                                                   ----------------
                                                                                                         27,130,236

Indiana (2.0%)
-------------------------------------------------------------------------------------------------------------------
          2,500,000 IN State Dev. Fin. Auth. Rev. Bonds (USX Corp.),
                    5.6s, 12/1/32                                                         Baa2            2,109,375
          9,300,000 Indianapolis Indl. Arpt. Auth. Special Fac. Rev. Bonds
                    (Federal Express Corp.), 7.1s, 1/15/17                                Baa2            9,555,750
                                                                                                   ----------------
                                                                                                         11,665,125

Iowa (1.1%)
-------------------------------------------------------------------------------------------------------------------
                    IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
                    (Care Initiatives)
          3,000,000 9 1/4s, 7/1/25                                                        BB/P            3,648,750
          2,215,000 9.15s, 7/1/09                                                         BB/P            2,602,625
                                                                                                   ----------------
                                                                                                          6,251,375

Kansas (1.6%)
-------------------------------------------------------------------------------------------------------------------
          8,400,000 Witchita, Hosp. IFB, Ser. 111-A, MBIA, 9.351s,
                    10/20/17                                                              Aaa             8,904,000

Kentucky (2.1%)
-------------------------------------------------------------------------------------------------------------------
          7,785,000 Kenton Cnty., Arpt. Board Special Fac. Rev. Bonds
                    (Delta Air Lines, Inc.), Ser. A, 7 1/2s, 2/1/20                       Baa3            7,999,088
          1,000,000 Scott Cnty., Indl. Dev. Rev. Bonds
                    (Hoover Group Inc.), 8 1/2s, 11/1/14                                  Ba3             1,065,000
          2,740,000 Trimble Cnty., Poll. Control Rev. Bonds, Ser. B,
                    6.55s, 11/1/20                                                        A1              2,822,200
                                                                                                   ----------------
                                                                                                         11,886,288

Louisiana (2.8%)
-------------------------------------------------------------------------------------------------------------------
         12,500,000 Lake Charles, Harbor & Term. Dist. Port Fac. Rev.
                    Bonds (Trunkline Co.), 7 3/4s, 8/15/22                                A3             13,375,000
          2,750,000 W. Feliciana, Parish Poll. Control Rev. Bonds
                    (Gulf States Util. Co.), Ser. C, 7s, 11/1/15                          Ba1             2,856,563
                                                                                                   ----------------
                                                                                                         16,231,563

Maryland (0.7%)
-------------------------------------------------------------------------------------------------------------------
          4,000,000 MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds,
                    (Doctors Cmnty. Hosp.), 8 3/4s, 7/1/12                                Aaa             4,107,120

Massachusetts (5.6%)
-------------------------------------------------------------------------------------------------------------------
                    MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
          3,600,000 (Rehab. Hosp. Cape & Islands), Ser. A,
                    7 7/8s, 8/15/24                                                       AAA/P           4,027,500
          3,000,000 (New England Baptist Hosp.), Ser. B,
                    7.3s, 7/1/11                                                          Baa1            3,146,250
          1,100,000 (Beth Israel Hosp.), Ser. E, 7s, 7/1/14                               A2              1,100,000
          1,185,000 (Norwood Hosp.), Ser. C, 7s, 7/1/14                                   Ba2             1,328,681
          2,000,000 (Beth Israel Hosp.), Ser. E, 7s, 7/1/09                               A2              2,042,500
          3,400,000 (Sisters Providence Hlth. Syst), Ser. A,
                    6 5/8s, 11/15/22                                                      Aaa             3,625,250
          7,645,000 MA State Hsg. Fin. Agcy. Rev. Bonds, 7s, 7/1/40
                    (acquired 6/3/98, cost $7,739,333) (RES)                              Aaa             6,125,556
          5,000,000 MA State Indl. Fin. Agcy. Res. Recvy. Rev. Bonds
                    (Southeastern MA), Ser. B, 9 1/4s, 7/1/15                             BB-/P           5,325,000
                    MA State Indl. Fin. Agcy. Rev. Bonds
          2,000,000 (Orchard Cove Inc.), U. S. Govt. Coll., 9s, 5/1/22                    AAA/P           2,205,000
          2,715,000 (MA Tpk.), 9s, 10/1/20                                                AAA/P           2,812,821
                                                                                                   ----------------
                                                                                                         31,738,558

Michigan (4.2%)
-------------------------------------------------------------------------------------------------------------------
          4,195,000 Detroit, Dev. Fin. Auth. Tax Increment Rev. Bonds,
                    Ser. A, 9 1/2s, 5/1/21                                                BBB+/P          4,714,131
          2,000,000 MI State Strategic Fund Resource Recvy. Ltd. Rev.
                    Bonds (Wayne Energy), Ser. A, 6.9s, 7/1/19                            B/P             1,832,500
          8,000,000 Midland Cnty., Econ. Dev. Corp. Rev. Bonds
                    (Poll. Ctrl.), Ser. B, 9 1/2s, 7/23/09                                B+/P            8,196,960
          2,700,000 Pontiac Hosp. Fin. Auth. Rev. Bonds
                    (NOMC Obligation Group), 6s, 8/1/18                                   Baa3            2,288,250
          6,785,000 Waterford, Econ. Dev. Corp. Rev. Bonds
                    (Canterbury Hlth.), 6s, 1/1/39
                    (acquired 12/31/98, cost $5,600,000) (RES)                            B-/P            5,131,156
          2,000,000 Wayne Charter Cnty., Special Arpt. Facs. Rev.
                    Bonds (Northwest Airlines), 6s, 12/1/29                               BB+/P           1,757,500
                                                                                                   ----------------
                                                                                                         23,920,497

Minnesota (2.1%)
-------------------------------------------------------------------------------------------------------------------
          1,875,000 Chaska, Indl. Dev. Rev. Bonds (Lifecore
                    Biomedical, Inc.), 10 1/4s, 9/1/20                                    BB/P            2,011,425
          4,785,000 MN State Hsg. Fin. Agcy. Single Fam. Rev. Bonds,
                    Ser. E, 6.85s, 1/1/24                                                 Aa2             4,880,700
          5,685,000 St. Paul, Hsg. & Hosp. Redev. Auth. Rev. Bonds
                    (Healtheast), Ser. B, 6 5/8s, 11/1/17                                 Baa3            4,953,056
                                                                                                   ----------------
                                                                                                         11,845,181

Mississippi (0.3%)
-------------------------------------------------------------------------------------------------------------------
          2,250,000 Mississippi Bus. Fin. Corp. Poll. Control Rev.
                    Bonds (Syst. Energy Res., Inc.), 5.9s, 5/1/22                         Ba1             1,946,250

Nebraska (1.6%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 Gage Cnty, Indl. Dev. Rev. Bonds
                    (Hoover Group Inc.), 8 1/2s, 12/1/07                                  Ba3             2,132,500
          2,500,000 Kearney, Indl. Dev. Rev. Bonds
                    (Great Platte River Road), 6 3/4s, 1/1/28                             B/P             1,990,625
                    NE Investment Fin. Auth. Single Fam. Mtge. IFB
          1,450,000 GNMA Coll., 9.159s, 9/15/24                                           Aaa             1,504,375
          1,400,000 Ser. B, GNMA Coll., 8.949s, 10/17/23                                  Aaa             1,470,000
          2,150,000 Ser. C, 7.878s, 3/1/20                                                Aaa             2,096,250
                                                                                                   ----------------
                                                                                                          9,193,750

Nevada (1.8%)
-------------------------------------------------------------------------------------------------------------------
                    Clark Cnty., Indl. Dev. Rev. Bonds
          4,000,000 (NV Pwr. Co.), 7.8s, 6/1/20                                           Baa2            4,084,680
          6,000,000 (Southwest Gas Corp.), Ser. B, 7 1/2s, 9/1/32                         Baa2            6,262,500
                                                                                                   ----------------
                                                                                                         10,347,180

New Hampshire (0.8%)
-------------------------------------------------------------------------------------------------------------------
          2,565,000 NH Bus. Fin. Auth. Rev. Bonds (Alice Peck Day
                    Hlth. Syst.), Ser. A, 7s, 10/1/29                                     BB+/P           2,218,725
          2,025,000 NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds
                    (Alice Peck Day Memorial Hosp.),
                    9 3/8s, 11/1/20                                                       BB+/P           2,132,163
                                                                                                   ----------------
                                                                                                          4,350,888

New Jersey (2.9%)
-------------------------------------------------------------------------------------------------------------------
          6,500,000 NJ Econ. Dev. Auth. Special Fac. Rev. Bonds
                    (Continental Airlines, Inc.), 6 1/4s, 9/15/29                         Ba2             5,931,250
                    NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
          7,650,000 (St. Elizabeth Hosp.), Ser. B, 8 1/4s, 7/1/20                         Aaa             7,821,666
          3,000,000 (Trinitas Hosp. Oblig. Group), 7 1/2s, 7/1/30                         BBB-            3,003,750
                                                                                                   ----------------
                                                                                                         16,756,666

New York (6.1%)
-------------------------------------------------------------------------------------------------------------------
                    NY City, G.O. Bonds
          7,000,000 Ser. F, 8 1/4s, 11/15/10                                              Aaa             7,472,500
          4,925,000 Ser. D, 8s, 8/1/18 (Group C)                                          Aaa             5,195,875
         12,000,000 NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
                    (British Airways), 5 1/4s, 12/1/32                                    A2              9,990,000
          5,000,000 NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds,
                    7.05s, 6/15/17 (acquired 5/21/98,
                    cost $5,292,577) (RES)                                                AAA/P           4,775,000
          2,000,000 Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds
                    (Solvay Paperboard LLC), 7s, 11/1/30                                  B+/P            1,957,500
          5,000,000 Port Auth. NY & NJ G.O. Bonds, Ser. 96,
                    FGIC, 6.6s, 10/1/23                                                   Aaa             5,206,250
                                                                                                   ----------------
                                                                                                         34,597,125

North Carolina (0.7%)
-------------------------------------------------------------------------------------------------------------------
                    NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
          1,500,000 Ser. D, 6 3/4s, 1/1/26                                                Baa3            1,501,875
          3,000,000 Ser. A, 5 3/4s, 1/1/26                                                Baa3            2,606,250
                                                                                                   ----------------
                                                                                                          4,108,125

Ohio (3.8%)
-------------------------------------------------------------------------------------------------------------------
         20,000,000 OH State Air Quality Dev. Auth. Rev. Bonds
                    (Cleveland Co.), FGIC, 8s, 12/1/13                                    Aaa            21,725,000

Oklahoma (1.8%)
-------------------------------------------------------------------------------------------------------------------
          7,000,000 OK Indl. Dev. Auth. Rev. Bonds
                    (Hlth. Syst.-Oblig. Group), Ser. A,
                    5 3/4s, 8/15/29                                                       A1              6,667,500
          3,500,000 Tulsa Muni. Arpt. Trust Rev. Bonds
                    (American Airlines, Inc.), 7 3/8s, 12/1/20                            Baa1            3,543,750
                                                                                                   ----------------
                                                                                                         10,211,250

Pennsylvania (7.0%)
-------------------------------------------------------------------------------------------------------------------
          4,000,000 Allegheny Cnty., Indl. Dev. Auth. Arpt. Special Fac.
                    Rev. Bonds (U.S. Air, Inc.), Ser. B, 8 1/2s, 3/1/21                   B               4,180,000
          4,500,000 Dauphin Cnty., Gen. Auth. Rev. Bonds
                    (Office & Pkg.), Ser. A, 6s, 1/15/25                                  BB-/P           3,982,500
          1,815,000 Montgomery Cnty., Higher Ed. & Hlth. Auth.
                    Rev. Bonds (Northwestern Corp.), Ser. A,
                    8 3/8s, 6/1/04                                                        AAA             1,856,618
          7,250,000 PA Convention Ctr. Auth. Rev. Bonds, MBIA,
                    6.7s, 9/1/14                                                          Aaa             7,775,625
          7,750,000 PA Econ. Dev. Fin. Auth. Rev. Bonds
                    (MacMillan Ltd. Partnership), 7.6s, 12/1/20                           A2              8,718,750
          1,000,000 PA State Econ. Dev. Fin. Auth. Resource Recvy.
                    Rev. Bonds (Colver), Ser. D, 7 1/8s, 12/1/15                          BBB-            1,023,750
                    PA State Higher Ed. Assistance Agcy. IFB, Ser. B
          2,000,000 AMBAC, 8.381s, 3/1/22                                                 Aaa             2,100,000
          6,000,000 MBIA, 8.253s, 3/1/20                                                  Aaa             6,892,500
          2,000,000 Philadelphia, Auth. For Indl. Dev. Arpt. Rev. Bonds
                    (Aero Philadelphia LLC), 5 1/2s, 1/1/24                               BB/P            1,682,500
          5,000,000 Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev.
                    Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/10
                    (acquired 4/11/96, cost $5,028,299)
                    (in default) (NON) (RES)                                              B2              1,650,000
                                                                                                   ----------------
                                                                                                         39,862,243

South Carolina (1.7%)
-------------------------------------------------------------------------------------------------------------------
          4,750,000 SC Toll Road Rev. Bonds (Southern Connector
                    Project), Ser. A, 5 3/8s, 1/1/38                                      BBB-            3,431,875
          5,000,000 SC State Hsg. Fin. & Dev. Auth. Multi-Fam. Mtge.
                    Rev. Bonds, 8 1/2s, 10/1/21                                           BBB             5,212,500
          1,000,000 SC State Jobs Econ. Dev. Auth. Hosp. Fac. Rev.
                    Bonds (Palmetto Hlth. Alliance), Ser. A,
                    7 3/8s, 12/15/21                                                      Baa1              990,000
                                                                                                   ----------------
                                                                                                          9,634,375

Tennessee (2.2%)
-------------------------------------------------------------------------------------------------------------------
          4,700,000 Johnson City, Hlth. & Edl. Facs. Rev. Bonds
                    (Mtn. States Hlth.), Ser. A, 7 1/2s, 7/1/33                           AAA             4,641,250
          6,000,000 Johnson City, Hlth. & Edl. Facs. Board 144A Rev.
                    Bonds, Ser. A2, MBIA, 8.2s, 7/1/21                                    Aaa             5,940,000
          2,000,000 Memphis-Shelby Cnty. Arpt. Auth. Rev. Bonds
                    (Federal Express), 6 3/4s, 9/1/12                                     Baa2            2,062,500
                                                                                                   ----------------
                                                                                                         12,643,750

Texas (8.1%)
-------------------------------------------------------------------------------------------------------------------
         10,100,000 Alliance, Arpt. Auth. Rev. Bonds
                    (Federal Express Corp.), 6 3/8s, 4/1/21                               Baa2            9,784,375
          3,000,000 Alliance, Arpt. Auth. Special Fac. Rev. Bonds
                    (American Airlines, Inc.), 7 1/2s, 12/1/29                            Baa1            3,063,750
          3,850,000 Amarillo, Hlth. Fac. Hosp. Corp. IFB
                    (High Plains Baptist Hosp.), FSA, 9.443s, 1/1/22                      Aaa             4,206,125
          2,490,000 Bell Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds
                    (Heartway Corp.), Ser. A, 7s, 3/1/19                                  CCC/P             946,200
          7,250,000 Brazos River, Poll. Control Auth. Rev. Bonds
                    (TX Utils. Elec. Co.), Ser. A, 7 7/8s, 3/1/21                         A3              7,525,861
          8,000,000 Dallas-Fort Worth Intl. Arpt. Fac. Impt. Corp. Rev.
                    Bonds (American Airlines), 6 3/8s, 5/1/35                             Baa1            7,520,000
                    Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev.
                    Bonds (American Airlines, Inc.)
          4,500,000 7 1/2s, 11/1/25                                                       Baa1            4,590,000
          3,000,000 7 1/4s, 11/1/30                                                       Baa1            3,060,000
          2,150,000 Houston, Arpt. Syst. Rev. Bonds
                    (Continental Airline), Ser. B, 6 1/8s, 7/15/27                        Ba1             1,886,625
          2,000,000 Lower Neches Valley, Indl. Dev. Swr. Auth. Rev.
                    Bonds (Mobil Oil Refining Corp.), 6.4s, 3/1/30                        Aaa             2,020,000
          2,000,000 Tomball, Hosp. Auth. Rev. Bonds
                    (Tomball Regl. Hosp.), 6s, 7/1/29                                     Baa2            1,655,000
                                                                                                   ----------------
                                                                                                         46,257,936

Utah (0.8%)
-------------------------------------------------------------------------------------------------------------------
          5,000,000 Tooele Cnty., Hazardous Waste Treatment Rev.
                    Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26                          Baa3            4,287,500

Virginia (1.0%)
-------------------------------------------------------------------------------------------------------------------
          5,400,000 Fredericksburg, Indl. Dev. Auth. Hosp. Fac. IFB,
                    FGIC, 8.354s, 8/15/23                                                 Aaa             5,879,250

Washington (1.7%)
-------------------------------------------------------------------------------------------------------------------
          5,000,000 King Cnty., G.O. Bonds, Ser. C, 6 1/4s, 1/1/32                        Aa1             5,081,250
          4,500,000 Port Vancouver, Rev. Bonds (United Grain Corp.),
                    FRB, 3 1/2s, 12/1/09 (LOC-Bk. of America
                    NT & SA)                                                              VMIG1           4,500,000
                                                                                                   ----------------
                                                                                                          9,581,250

West Virginia (1.0%)
-------------------------------------------------------------------------------------------------------------------
          2,500,000 Princeton, Hosp. Rev. Bonds
                    (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29                              BBB             2,140,625
          3,320,000 Randolph Cnty. Rev. Bonds
                    (Davis Memorial Hosp.), Ser. A, 7.65s, 11/1/21                        Baa1            3,490,150
                                                                                                   ----------------
                                                                                                          5,630,775
                                                                                                   ----------------
                    Total Municipal Bonds and Notes
                    (cost $570,971,535)                                                            $    554,067,028

PREFERRED STOCKS (1.3%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
          4,000,000 Charter Mac Equity Issue Trust 144A, 6.625%, cum. pfd.
                    (acquired 6/11/99, cost $4,000,000) (RES)                                      $      3,865,000
          4,000,000 MuniMae Tax Exempt Bond Subsidiary, LLC 144A , 6.875%,
                    cum. pfd. (acquired 5/7/99, cost $4,000,000) (RES)                                    3,950,000
                                                                                                   ----------------
                    Total Preferred Stocks  (cost $8,000,000)                                      $      7,815,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $578,971,535) (b)                                      $    561,882,028
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $570,837,886.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at April 30, 2000 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2000. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $578,971,535, resulting in gross unrealized appreciation and depreciation of $14,593,369 and $31,682,876, respectively, or net unrealized depreciation of $17,089,507.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2000, was $41,623,337 or 7.3% of net assets.

      The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, and Floating Rate Bonds (FRB) are the current interest rates at April 30, 2000.

      The fund had the following industry group concentrations greater than 10% at April 30, 2000 (as a percentage of net assets):

        Health care         28.2%
        Transportation      24.0
        Utilities           15.5

------------------------------------------------------------------------------
Futures Contracts Outstanding at April 30, 2000 (Unaudited)

                                      Aggregate Face  Expiration   Unrealized
                         Total Value       Value         Date     Appreciation
------------------------------------------------------------------------------
Muni Bond Index (Long)   $29,270,688    $29,078,836     Jun-00        $191,852
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $578,971,535) (Note 1)                                        $561,882,028
-------------------------------------------------------------------------------------------
Cash                                                                              1,030,445
-------------------------------------------------------------------------------------------
Interest and other receivables                                                   12,613,499
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      280,792
-------------------------------------------------------------------------------------------
Receivable for variation margin                                                      39,250
-------------------------------------------------------------------------------------------
Total assets                                                                    575,846,014

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             2,970,049
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                    955,360
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        982,584
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           45,240
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        17,802
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            512
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               36,581
-------------------------------------------------------------------------------------------
Total liabilities                                                                 5,008,128
-------------------------------------------------------------------------------------------
Net assets                                                                     $570,837,886

Represented by
-------------------------------------------------------------------------------------------
Series A, B and C remarketed preferred shares, without par value: 8,000
shares authorized (1,750 shares issued at $100,000 per share) (Note 4)         $175,000,000
-------------------------------------------------------------------------------------------
Paid-in capital -- common shares (unlimited shares authorized) (Note 1)         433,111,266
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                      1,714,878
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                           (22,090,603)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                      (16,897,655)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $570,837,886

Computation of net asset value
-------------------------------------------------------------------------------------------
Series A, B, and C remarketed preferred shares                                 $175,000,000
-------------------------------------------------------------------------------------------
Cumulative undeclared dividends on remarketed preferred shares                      185,176
-------------------------------------------------------------------------------------------
Net assets allocated to remarketed preferred
shares -- liquidation preference                                               $175,185,176
-------------------------------------------------------------------------------------------
Net assets available to common shares                                          $395,652,710
-------------------------------------------------------------------------------------------
Net asset value per common shares
($395,652,710 divided by 46,773,670 shares)                                           $8.46
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended April 30, 2000 (Unaudited)
Tax exempt interest income:                                                    $ 20,695,266
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  1,952,223
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      187,061
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     8,429
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      3,502
-------------------------------------------------------------------------------------------
Auditing                                                                              9,400
-------------------------------------------------------------------------------------------
Legal                                                                                 3,654
-------------------------------------------------------------------------------------------
Postage                                                                               7,063
-------------------------------------------------------------------------------------------
Exchange listing fees                                                                20,768
-------------------------------------------------------------------------------------------
Other                                                                                18,669
-------------------------------------------------------------------------------------------
Preferred share remarketing agent fees                                              253,196
-------------------------------------------------------------------------------------------
Total expenses                                                                    2,463,965
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (61,148)
-------------------------------------------------------------------------------------------
Net expenses                                                                      2,402,817
-------------------------------------------------------------------------------------------
Net investment income                                                            18,292,449
-------------------------------------------------------------------------------------------
Net realized gain on investments (Note 1)                                           166,984
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1 and 3)                             (990,173)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the period        (10,645,819)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (11,469,008)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $  6,823,441
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         April 30       October 31
                                                                            2000*             1999
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $ 18,292,449     $ 37,198,101
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                         (823,189)      (1,532,801)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                            (10,645,819)     (43,457,589)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                         6,823,441       (7,792,289)
--------------------------------------------------------------------------------------------------
Distributions to remarketed preferred shareholders
from net investment income                                             (3,497,917)      (5,927,040)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations
applicable to common shareholders (excluding
cumulative undeclared dividends on remarketed
preferred shares of $185,176 and $163,847, respectively)                3,325,524      (13,719,329)
--------------------------------------------------------------------------------------------------
Distributions to common shareholders from
net investment income                                                 (17,812,162)     (35,366,281)
--------------------------------------------------------------------------------------------------
Issuance of common shares in connection with
reinvestment of distributions                                           1,741,743        3,764,792
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (12,744,895)     (45,320,818)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   583,582,781      628,903,599
--------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $1,714,878 and $4,732,508, respectively)                   $570,837,886     $583,582,781
--------------------------------------------------------------------------------------------------

Number of fund shares
--------------------------------------------------------------------------------------------------
Common shares outstanding at beginning of period                       46,577,958       46,221,286
--------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions            195,712          356,672
--------------------------------------------------------------------------------------------------
Common shares outstanding at end of period                             46,773,670       46,577,958
--------------------------------------------------------------------------------------------------
Remarketed preferred shares outstanding at beginning
and end of period                                                           1,750            1,750
--------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

-------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             April 30
operating performance               (Unaudited)                        Year ended October 31
-------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period
(common shares)                        $8.77        $9.82        $9.92        $9.85       $10.08        $9.49
-------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------
Net investment income                    .39          .80          .79          .84          .86          .90
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.24)        (.96)         .01          .13         (.19)         .60
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .15         (.16)         .80          .97          .67         1.50
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------------
From net investment income
-------------------------------------------------------------------------------------------------------------
To preferred shareholders               (.08)        (.13)        (.14)        (.14)        (.14)        (.15)
-------------------------------------------------------------------------------------------------------------
To common shareholders                  (.38)        (.76)        (.76)        (.76)        (.76)        (.76)
-------------------------------------------------------------------------------------------------------------
Total distributions                     (.46)        (.89)        (.90)        (.90)        (.90)        (.91)
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period
(common shares)                        $8.46        $8.77        $9.82        $9.92        $9.85       $10.08
-------------------------------------------------------------------------------------------------------------
Market value,
end of period
(common shares)                        $9.50        $9.81       $11.44       $11.75       $10.88       $10.63
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return at
market value
(common shares)(%)(a)                   1.09*       (7.72)        4.52        16.01        10.26        24.23
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(total fund)(in thousands)          $570,838     $583,583     $628,904     $630,043     $622,566     $628,454
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)             .62*        1.23         1.22         1.21         1.24         1.20
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(b)            3.69*        7.12         6.57         7.13         7.31         7.70
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)             6.33*       12.88        19.97         9.63        78.92        79.71
-------------------------------------------------------------------------------------------------------------

    * Not annualized

  (a) Total return assumes dividend reinvestment and does not reflect the effects of sales charges.

  (b) Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.

  (c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)



NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Managed Municipal Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund's investment objective is to seek a high level of current income exempt from federal income tax. The fund intends to achieve its objective by investing in a diversified portfolio of tax-exempt municipal securities which Putnam believes does not involve undue risk to income or principal. Up to 50% of the fund's assets may consist of high-yield tax-exempt municipal securities that are below investment grade and involve special risk considerations. The fund also uses leverage by issuing preferred shares in an effort to increase the income to the common shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is determined by the Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. following procedures approved by the Trustees, and such valuations and procedures are reviewed periodically by Trustees.

B) Determination of net asset value Net asset value of the common shares is determined by dividing the value of all assets of the fund, less all liabilities and the liquidation preference of any outstanding remarketed preferred shares, by the total number of common shares outstanding.

C) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis.

D) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 2000, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 1999, the fund had a capital loss carryover of approximately $19,995,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $1,887,000    October 31, 2002
       321,000    October 31, 2003
    11,188,000    October 31, 2005
     2,895,000    October 31, 2006
     3,704,000    October 31, 2007

G) Distributions to shareholders Distributions to common and preferred shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gains, if any, are recorded on the ex dividend date and paid at least annually. Dividends on remarketed preferred shares become payable when, as and if declared by the Trustees. Each dividend period for the remarketed preferred shares is generally a 28-day period for Series A and B and a 7-day period for class C. The applicable dividend rate for the remarketed preferred shares on April 30, 2000 was Series A, 4.25%, Series B 3.95%, and Series C 4.50%. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discounts on original issue discount are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million, 0.60% of the next $500 million, 0.55% of the next $500 million and 0.50% thereafter.

If dividends payable on remarketed preferred shares during any dividend payment period plus any expenses attributable to remarketed preferred shares for that period exceed the fund's gross income attributable to the proceeds of the remarketed preferred shares during that period, then the fee payable to Putnam Management for that period will be reduced by the amount of the excess (but not more than 0.70% of the liquidation preference of the remarketed preferred shares\outstanding during the period).

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 2000, fund expenses were reduced by $61,148 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $645 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended April 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $35,752,551 and $36,909,068, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Remarketed preferred shares

The Series A (550), B (550) and C (650) shares are redeemable at the option of the fund on any dividend payment date at a redemption price of $100,000 per share, plus an amount equal to any dividends accumulated on a daily basis but unpaid through the redemption date (whether or not such dividends have been declared) and, in certain circumstances, a call premium.

Under the Investment Company Act of 1940, the fund is required to maintain asset coverage of at least 200% with respect to the remarketed preferred shares as of the last business day of each month in which any such shares are outstanding. Additionally, the fund is required to meet more stringent asset coverage requirements under terms of the remarketed preferred shares and the shares' rating agencies. Should these requirements not be met, or should dividends accrued on the remarketed preferred shares not be paid, the fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the remarketed preferred shares. At April 30, 2000, no such restrictions have been placed on the fund.


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New features will be added to the site regularly. So be sure to bookmark us at
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FUND INFORMATION

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Richard P. Wyke
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminv.com) any time for up-to-date information about the fund's NAV.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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For account balances, economic forecasts, and the latest on Putnam funds, visit
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